Share premium (Details) € in Millions, $ in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Jul. 03, 2017 EUR (€)
Share Premium Abstract
Share premium	€ 52,446		€ 50,993	[1]		€ 51,053	€ 6,343
Decrease in share premium related to Santander Dividendo Eleccion Scrip dividend scheme	1,491		€ 50			€ 48
Transfer of share premium to Legal reserve	€ 38	$ 10			$ 154

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).